Risk Management - Schedule of Maturities of Financial Liabilities (Details)		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 11)		$ 170,131	د.إ 624,721		د.إ 21,241,387
Trade and other payables (note 13)		279,184	1,025,162		3,214,271
Lease liability (note 15)		242,775	891,473	$ 376,053	1,380,866	د.إ 2,180,163
Amount in AED		692,090	2,541,356		25,836,524
Amount in USD (in Dollars)		692,090	2,541,356		25,836,524
Less than one year [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 11)			624,721		21,241,387
Trade and other payables (note 13)			1,025,162		3,214,271
Lease liability (note 15)			733,289		876,818
Amount in AED		649,012	2,383,172		25,332,476
Amount in USD (in Dollars)		649,012	2,383,172		25,332,476
More than one year [Member]
Schedule of Maturities of Financial Liabilities [Line Items]
Due to related parties (note 11)	[1]
Trade and other payables (note 13)	[1]
Lease liability (note 15)	[1]		158,184		504,048
Amount in AED	[1]	43,078	158,184		504,048
Amount in USD (in Dollars)	[1]	$ 43,078	د.إ 158,184		د.إ 504,048

[1]	There are no liabilities more than five years.